UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                         Commission File Number 0-31653

                           NOTIFICATION OF LATE FILING

     (Check One): |_| Form 10-K and Form 10-KSB |_| Form 11-K |_| Form 20-F
                  |X| Form 10-Q and Form 10-QSB |_| Form N-SAR

                         For Period Ended: June 30, 2005

                       |_| Transition Report on Form 10-K
                       |_| Transition Report on Form 20-F
                       |_| Transition Report on Form 11-K
                       |_| Transition Report on Form 10-Q
                       |_| Transition Report on Form N-SAR

               For the Transition Period ended: _________________

                NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY
                      THAT THE COMMISSION HAS VERIFIED ANY
                          INFORMATION CONTAINED HEREIN.

                   If the notification relates to a portion of
                     the filing checked above, identify the
                   item(s) to which the notification relates:

                         PART I - REGISTRANT INFORMATION

ENHANCE BIOTECH, INC.
(Full Name of Registrant)

631 United Drive, Suite 200
Durham, NC 27713
(Address of Principal Executive Office)

                                     PART II
                             RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X| (b) The subject annual report, semi-annual report, transition report | on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                              PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period:

Registrant has been delayed in compiling information and documentation necessary for Registrant's independent accountants' financial review and preparation of financial statements. Registrant is working as expeditiously as possible to compile such information and documentation and to deliver it to Registrant's independent accountants for review, completion and filing within the required time frame.

                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Phillip Wise, Chief Financial Officer (919) 806-1806 ext. 113
(Name) (Area Code) (Telephone number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). | | Yes |X | No

Form 10-QSB for the quarter ended March 31, 2005

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_| Yes |X| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              ENHANCE BIOTECH, INC.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


                            Date:    August 17, 2005

                            By:      /s/ Christopher Every
                                     ---------------
                                     Christopher Every
                                     Chief Executive Officer